Document and Entity Information	Apr. 15, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 15, 2020
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2020
Document Effective Date	Apr. 15, 2020
Prospectus Date	Feb. 28, 2020
The Hartford Quality Bond Fund | Class F
Prospectus:
Trading Symbol	HQBFX
The Hartford Quality Bond Fund | Class Y
Prospectus:
Trading Symbol	HQBYX
The Hartford Quality Bond Fund | Class R5
Prospectus:
Trading Symbol	HQBTX
The Hartford Quality Bond Fund | Class R4
Prospectus:
Trading Symbol	HQBSX
The Hartford Quality Bond Fund | Class R3
Prospectus:
Trading Symbol	HQBRX
The Hartford Quality Bond Fund | Class I
Prospectus:
Trading Symbol	HQBIX
The Hartford Quality Bond Fund | Class C
Prospectus:
Trading Symbol	HQBCX
The Hartford Quality Bond Fund | Class A
Prospectus:
Trading Symbol	HQBAX